Supplement to the
Fidelity Advisor Canada Fund
Class A, Class T, Class B, and Class C
December 29, 2007
Prospectus

The following information supplements the biographical information for Maxime LeMieux found in the "Fund Management" section on page 29.

Effective September 1, 2008, Maxime LeMieux, portfolio manager of Fidelity Canada Fund, has taken a leave of absence from Fidelity Investments. Mr. LeMieux is expected to return in the winter of 2009.

Also, effective September 1, 2008, Douglas Lober will handle the day to day management of the fund's portfolio during Mr. LeMieux's leave of absence. Mr. Lober joined Fidelity Investments in 1986 and worked as an equity research analyst until 1989. He rejoined Fidelity Investments in 1997 and has since worked as a research analyst and manager.

ACAN-08-01 August 8, 2008 1.847747.102

Supplement to the
Fidelity Advisor Canada Fund
Institutional Class
December 29, 2007
Prospectus

The following information supplements the biographical information for Maxime LeMieux found in the "Fund Management" section on page 27.

Effective September 1, 2008, Maxime LeMieux, portfolio manager of Fidelity Canada Fund, has taken a leave of absence from Fidelity Investments. Mr. LeMieux is expected to return in the winter of 2009.

Also, effective September 1, 2008, Douglas Lober will handle the day to day management of the fund's portfolio during Mr. LeMieux's leave of absence. Mr. Lober joined Fidelity Investments in 1986 and worked as an equity research analyst until 1989. He rejoined Fidelity Investments in 1997 and has since worked as a research analyst and manager.

ACANI-08-01 August 8, 2008 1.855551.101

Supplement to
Fidelity Targeted International Equity Funds®
December 29, 2007
Prospectus

Fidelity® China Region Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Fidelity Emerging Markets Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 8.

China Region
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-5.34%	84.90%	-17.58%	-10.49%	-15.08%	45.49%	11.55%	14.46%	29.67%	46.26%

During the periods shown in the chart for China Region:

Returns

Quarter ended

Highest Quarter Return	38.17%	December 31, 1999
Lowest Quarter Return	-22.99%	June 30, 1998
Year-to-Date Return	-13.28%	March 31, 2008
Emerging Markets
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-26.56%	70.50%	-32.95%	-2.48%	-6.93%	48.80%	22.94%	44.31%	33.39%	45.06%

During the periods shown in the chart for Emerging Markets:

Returns

Quarter ended

Highest Quarter Return	33.41%	December 31, 1999
Lowest Quarter Return	-24.44%	September 30, 1998
Year-to-Date Return	-13.32%	March 31, 2008
TIF-08-04 August 8, 2008 1.483702.157

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 12.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

China Region
Return Before Taxes	46.26%	28.64%	14.47%
Return After Taxes on Distributions	42.77%	27.75%	13.63%
Return After Taxes on Distributions and Sale of Fund Shares	33.46%	25.51%	12.64%
MSCI® Golden Dragon Index (reflects no deduction for fees, expenses, or taxes)	37.97%	29.24%	9.83%
Hang Seng Index (reflects no deduction for fees, expenses, or taxes)	42.72%	28.47%	13.33%
Fidelity® China Region Fund Linked Index (reflects no deduction for fees, expenses, or taxes)	37.79%	27.26%	13.56%
LipperSM China Region Funds Average (reflects no deduction for sales charges or taxes)	55.17%	36.15%	15.08%
Emerging Markets
Return Before Taxes	45.06%	38.56%	14.56%
Return After Taxes on Distributions	44.27%	38.42%	14.48%
Return After Taxes on Distributions and Sale of Fund Shares	30.73%	35.17%	13.26%
MSCI EM Index (reflects no deduction for fees, expenses, or taxes)	39.78%	37.46%	14.53%

The following information supplements the biographical information for Maxime LeMieux found in the "Fund Management" section on page 30.

Effective September 1, 2008, Maxime LeMieux, portfolio manager of Canada, has taken a leave of absence from Fidelity Investments. Mr. LeMieux is expected to return in the winter of 2009.

Also, effective September 1, 2008, Douglas Lober will handle the day to day management of Canada's portfolio during Mr. LeMieux's leave of absence. Mr. Lober joined Fidelity Investments in 1986 and worked as an equity research analyst until 1989. He rejoined Fidelity Investments in 1997 and has since worked as a research analyst and manager.

The following information replaces the biographical information for Allan Liu found in the "Fund Management" section on page 30.

Jessica Tan is manager of Southeast Asia, which she has managed since April 2008. Since joining Fidelity Investments in 2000, Ms. Tan has worked as an analyst and portfolio manager managing funds for investors outside the United States.